Stock Based Compensation	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
16.	STOCK-BASED COMPENSATION

Options granted have a contractual term of 10 years and generally vest over a 2-4 year period. A limited number of options vest immediately in certain circumstances. The following table summarizes the status of the Company’s stock option activity granted under the Plans to employees, directors, and consultants (in thousands, except stock option amounts):

	Stock Options	Weighted- Average Exercise price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31,2014	5,355,316	$4.48	7.47	$5,485
Granted	5,028,328	7.44	—
Exercised	(29,760)	2.05	—
Forfeited	(594,200)	5.38	—
Expired	(2,000)	1.88	—

Outstanding at December 31, 2015	9,757,684	5.96	7.95	29,687
Granted	1,109,400	9.34	—
Exercised	(13,440)	3.71	—
Forfeited	(257,084)	2.67	—
Cancelled	(1,280,000)	7.50	—
Expired	(35,871)	2.09	—

Outstanding at December 31, 2016	9,280,689	6.26	7.26	43,994

Vested and exercisable at December 31,2016	6,845,754	5.62	6.73	36,798

Granted	1,691,232	11.28	—
Exercised	(178,520)	6.77	—
Forfeited	(86,677)	8.96	—
Expired	(9,323)	3.57	—

Outstanding at September 30, 2017 (unaudited)	10,697,401	$7.02	7.26	$112,169

Vested and exercisable at September 30, 2017 (unaudited)	7,887,583	$5.99	6.56	$90,862

The total fair-value of stock options vested and recorded as compensation expense during the years ended December 31, 2015 and 2016 and during the nine months ended September 30, 2016 and 2017 was $8.9 million, $11.0 million, $6.2 million and $5.7 million, respectively. As of December 31, 2015 and 2016 and September 30, 2017, $16.2 million, $11.0 million and $15.8 million of unrecognized cost related to non-vested stock options is expected to be recognized over a weighted-average period of approximately 2.1 years, 1.6 years and 1.9 years, respectively. The total intrinsic value of options exercised was approximately $0.2 million and $0.1 million for the years ended December 31, 2015 and 2016, respectively and was less than $0.1 million and $1.6 million for the nine months ended September, 2016 and 2017, respectively.

The Company determines the fair value of stock-based awards on the grant date using the Black-Scholes option pricing model, which is impacted by assumptions regarding a number of highly subjective variables. The following table summarizes the weighted-average assumptions used as inputs to the Black-Scholes model during the periods indicated:

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Weighted average grant date fair value	$4.25	$5.53	$5.29	$6.90
Expected dividend yield	—%	—%	—%	—%
Expected stock price volatility	62%	65%	65%	66%
Risk-free interest rate	1.56%	1.29%	1.19%	1.74%
Expected life of options (in years)	5.9	6.0	5.9	6.2

Employee Stock Grants

The Company grants common stock to key officers and directors as additional compensation in certain circumstances. The fair value of these grants is recorded as compensation expense throughout the requisite service period (See Note 13—Related Party Transactions for further detail on these grants). Compensation cost recorded for these restricted stock grants and all other grants to officers and directors amounted to $4.0 million and $8.5 million for the years ended December 31, 2015 and 2016, respectively and $4.0 million and $6.0 for the nine months ended September 30, 2016 and 2017, respectively.

Restricted Stock

The following table summarizes restricted stock activity:

	Shares of Restricted Stock	Weighted Average Fair Value
Nonvested at January 1, 2015	965,554	$4.55
Granted	1,200,000	5.50
Vested	(806,667)	5.00

Nonvested at December 31, 2015	1,358,887	5.13
Granted	711,982	9.00
Vested	(1,408,887)	5.27

Nonvested at December 31, 2016	661,982	9.00
Granted	—	9.00
Vested	(421,982)	9.00

Nonvested at September 30, 2017	240,000	$9.00

Warrants

The Company has granted warrants to purchase common stock. The Company determined the fair value of the warrants on the grant date using the Black-Scholes option pricing model, consistent with the valuations of stock options described above. During August 2015, the Company repurchased 106,668 warrants for $0.4 million. All warrants were fully vested and 344,000 were outstanding as of December 31, 2016. During June 2017, the holder exercised their warrants and as of September 30, 2017, there were no outstanding warrants.

Stock-Based Compensation Cost

The components of stock-based compensation and the amounts recorded within research and development expenses and selling, general, and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss consisted of the following for the years ended December 31, 2015 and 2016 and for the nine months ended September 30, 2016 and 2017 (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Stock options	$8,932	$10,977	$6,196	$5,690
Restricted stock expense	4,035	8,534	3,973	1,620
Stock awarded to directors and officers	2,560	—	—	4,400

Total stock-based compensation expense	$15,527	$19,511	$10,169	$11,710

Cost of sales	$—	$—	$—	$96
Research and development expenses	$5,600	$8,573	4,984	1,475
Selling, general, and administrative expenses	9,927	10,938	5,185	10,139

Total stock-based compensation expense	$15,527	$19,511	$10,169	$11,710